Schedule of other receivables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Employee Advance and Others [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	$ 82,964	$ 4,596
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	$ 82,964	$ 4,596